Property and Equipment	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 9 - PROPERTY AND EQUIPMENT:

a.	Composition of property and equipment and accumulated depreciation thereon, grouped by major classifications and changes therein, and their movements during 2023:

	Machinery and equipment	Leasehold improvements and furniture	Computer programs	Total
	USD in thousands
Cost:
Balance as of January 1, 2023	735	592	1,096	2,423
Additions	48	7	-	55
Currency translation	(2)	-	-	(2)
Balance as of December 31, 2023	781	599	1,096	2,476
Accumulated Depreciation:
Balance as of January 1, 2023	689	372	954	2,015
Additions	63	41	1	106
Currency translation	2	1	-	3
Balance as of December 31, 2023	754	414	955	2,123
Property and Equipment, net, as of December 31, 2023	27	185	141	353

b.	Composition of property and equipment and accumulated depreciation thereon, grouped by major classifications and changes therein, and their movements during 2022:

	Machinery and equipment	Leasehold improvements and furniture	Computer programs	Total
	USD in thousands
Cost:
Balance as of January 1, 2022	735	135	537	1,407
Additions	-	42	32	74
Consolidation of Gix Internet (note 4F)	-	425	542	967
Currency translation	-	(10)	(15)	(25)
Balance as of December 31, 2022	735	592	1,096	2,423
Accumulated Depreciation:
Balance as of January 1, 2022	692	126	512	1,330
Consolidation of Gix Internet (note 4F)	-	205	401	606
Additions	10	48	41	99
Currency translation	(13)	(7)	-	(20)
Balance as of December 31, 2022	689	372	954	2,015
Property and Equipment, net, as of December 31, 2022	46	220	142	408